22 Financial instruments - risk management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of consolidated derivative financial instruments

Financial assets – amortised cost

	2019 £’000	2018 £’000	2017 £’000
Cash and cash equivalents	10,928	2,343	13,204
Trade receivables	22	89	2,232
Other receivables	2,625	469	465
Total financial assets	13,575	2,901	15,901

Financial liabilities – amortised cost

	2019 £’000	2018 £’000	2017 £’000
Trade payables	725	286	2,271
Other payables	13	–	1,141
Accruals	1,765	1,025	3,090
Borrowings	6,082	1,252	6,546
Total financial liabilities – amortised cost	8,585	2,563	13,048

Financial liabilities – fair value through profit and loss – current

	2019 £’000	2018 £’000	2017 £’000
Equity settled derivative financial liability	664	–	–

Schedule of consolidated financial assets and liabilities at fair value

The following table gives information about how the fair value of this financial liability is determined, additional disclosure is given in note 21:

Financial liabilities	Fair value as at 31/12/2 019	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£664,000	Level 3	Monte Carlo simulation model	Volatility rate of 78.4% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 5.68 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate between a range of 0.59% and 1.69 % determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 78.3% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 2.0 and 2.9 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate between a range of 0.0% and 0.26 % determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Financial liabilities	Fair value as at 31/12/2 018	Fair value hierarchy	Valuation technique (s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 42.5% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 7.6 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate between a range of 0.0% and 1.14% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Financial liabilities	Fair value as at 31/12/2 017	Fair value hierarchy	Valuation technique (s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 42.5% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 8.6 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate between a range of 0.0% and 1.14% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Schedule of foreign exchange risk

The table below shows analysis of the Pounds Sterling equivalent of year-end cash and cash equivalent balances by currency:

	2019 £’000	2018 £’000	2017 £’000
Cash and cash equivalents:
Pounds Sterling	3,153	457	6,116
US Dollar	2,021	1,421	5,362
Euro	5,750	459	1,632
Other	4	6	94
Total	10,928	2,343	13,204

The table below shows the foreign currency exposure that gives rise to net currency gains and losses recognised in the consolidated statement of comprehensive income. Such exposures comprise the net monetary assets and monetary liabilities of the Group that are not denominated in the functional currency of the relevant Group entity. As at 31 December, these exposures were as follows:

	2019 £’000	2018 £’000	2017 £’000
Net Foreign Currency Assets/(Liabilities):
US Dollar	2,021	1,421	4,459
Euro	1,460	552	(362)
Other	7	8	95
Total	3,488	1,981	4,192

Schedule of foreign currency exchange rates

The following table details the Group’s sensitivity to a 10% change in year-end exchange rates, which the Group feels is the maximum likely change in rate based upon recent currency movements, in the key foreign currency exchange rates against Pounds Sterling:

Year ended 31 December 2019	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	202	54	–
Total equity	202	31	1

Year ended 31 December 2018	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	–	168	–
Total equity	142	168	–

Year ended 31 December 2017	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	307	(89)	–
Total equity	307	(89)	–

Schedule of contractual maturities of financial liabilities

The following table sets out the contractual maturities (representing undiscounted contractual cash-flows) of financial liabilities:

2019	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	2,503	–	–	–	–
Bank loans	–	–	–	–	–
Lease liabilities	79	165	317	735	–
Government research loans	–	272	238	2,851	3,317
Total	2,582	437	555	3,586	3,317

2018	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,311	–	–	–	–
Bank loans	3	2	–	–	–
Finance lease	22	65	79	117	–
Government research loans	44	240	406	414	–
Total	1,380	307	485	531	–

2017	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	6,502	–	–	–	–
Bank loans	120	359	2,201	3,926	–
Finance lease	16	25	30	–	–
Government research loans	43	268	467	545	47
Total	6,681	649	2,698	4,471	47